Trade Receivables	12 Months Ended
Dec. 31, 2023
Trade Receivables [Abstract]
TRADE RECEIVABLES

NOTE 5 - TRADE RECEIVABLES:

As of December 31, 2023 and 2022, the balance of trade receivables consisted of open accounts, net of a provision for expected credit losses of $0 and $8 thousand, respectively.